HELD FOR SALE	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale as at June 30, 2026:

AS AT JUN. 30, 2026 (MILLIONS)	Energy	Infrastructure	Private Equity	Real Estate (Super Core, Core Plus, Value Add)[1]	Real Estate (LP Investments) and Other[1]	Total
Assets
Cash and cash equivalents	$65	$8	$671	$3	$201	$948
Accounts receivable and other	112	10	718	65	206	1,111
Equity accounted investments	394	—	134	—	3	531
Investment properties	—	—	—	1,144	4,214	5,358
Property, plant and equipment	4,256	248	2,592	—	110	7,206
Intangible assets	—	—	—	—	1	1
Goodwill	25	—	—	—	—	25
Other long-term assets	21	—	—	—	187	208
Deferred income tax assets	4	2	—	—	—	6
Assets classified as held for sale	$4,877	$268	$4,115	$1,212	$4,922	$15,394
Liabilities
Accounts payable and other	$291	$68	$2,480	$181	$374	$3,394
Non-recourse borrowings of managed entities	1,437	—	1,173	83	2,281	4,974
Deferred income tax liabilities	371	5	—	—	474	850
Liabilities associated with assets classified as held for sale	$2,099	$73	$3,653	$264	$3,129	$9,218
1.Real estate super core, core plus, and value add investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at June 30, 2026, assets held for sale primarily relate to:
•A 448 MW portfolio of operating hydroelectric assets and partial interest of a 2.3 GW portfolio of operating wind and solar assets in the U.S., as well as a 420 MW portfolio of operating wind and solar assets in Europe, all within our Energy segment;
•An offshore oil services’ floating production, storage and offloading operation within our Private Equity segment;
•An office property, a retail asset, two hotels, a multifamily asset, and a multifamily portfolio in Spain, a logistics asset, a portfolio of single family homes, a logistics portfolio, and a manufactured housing community in the U.S., a Korean mixed-use asset, as well as a land parcel in the Bahamas, all within our LP investments included within our Asset Management segment; and
•Three office properties and three retail assets in the U.S. within our Real Estate segment.
For the six months ended June 30, 2026, we disposed of $11.0 billion and $3.3 billion of assets and liabilities, respectively, primarily related to certain manufactured housing communities in the U.S., an 833 MW portfolio of operating solar assets in the U.S., a 73 MW portfolio of operating wind assets in the U.K., sale of a partial interest in the 2.1 GW portfolio of operating wind and solar assets in the U.S., as well as the sale of a subsidiary of our U.S. bulk fiber network, the sale of a subsidiary of a U.K. rail operation, and partial interests in a Brazilian electricity transmission operation.